Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Power Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	15.55%	17.90%	(6.85%)	7.28%	9.47%